AFS and HTM Debt Securities, Income Statement Impacts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Available For Sale and Held To Maturity Debt Securities Income Statement Impacts [Abstract]
Interest Income, Available-for-sale	$ 2,808	$ 4,992	$ 8,092
Interest Income, Held-to-maturity	4,359	3,712	3,733
Total interest income	7,167	8,704	11,825
Provision for credit losses, Available-for-sale	(2)	89	0
Provision for credit losses, Held-to-maturity	54	35	0
Total provision for credit losses	52	124	0
Debt securities, held-to-maturity, sold, realized gain (Loss)	0	0	0
Debt securities [Member]
Available For Sale and Held To Maturity Debt Securities Income Statement Impacts [Abstract]
Available-for-sale securities, Gross realized gains	571	931	227
Available-for-sale securities, Gross realized losses	(10)	(43)	(24)
Impairment write-downs	(8)	(15)	(63)
Net realized gains	$ 553	$ 873	$ 140